Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Expanded Tech-Software Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 2.2%
Electronic Arts, Inc. .................. 737,068 $ 107,833,048
Take-Two Interactive Software, Inc.
(a)
....... 504,420 92,853,634
200,686,682
Interactive Media & Services — 0.4%
Snap, Inc. , Class A, NVS
(a) (b)
............ 3,297,504 35,514,118
IT Services — 0.1%
Core Scientific, Inc.
(a)
................. 860,570 12,091,009
Software — 97.0%
A10 Networks, Inc. ................... 227,444 4,184,970
ACI Worldwide, Inc.
(a) (b)
................ 323,231 16,778,921
Adeia, Inc. ........................ 336,729 4,707,471
Adobe, Inc.
(a)
....................... 1,352,578 601,464,385
Agilysys, Inc.
(a) (b)
.................... 68,910 9,076,136
Alarm.com Holdings, Inc.
(a)
............. 152,323 9,261,238
Alkami Technology, Inc.
(a)
.............. 204,401 7,497,429
Altair Engineering, Inc. , Class A
(a)
......... 185,066 20,192,551
ANSYS, Inc.
(a)
...................... 270,076 91,104,737
Appfolio, Inc. , Class A
(a)
............... 71,533 17,648,622
Appian Corp. , Class A
(a)
............... 131,552 4,338,585
AppLovin Corp. , Class A
(a)
.............. 664,088 215,051,617
Asana, Inc. , Class A
(a)
................. 259,446 5,258,970
Aspen Technology, Inc.
(a)
............... 82,263 20,535,313
Atlassian Corp. , Class A
(a)
.............. 498,616 121,353,162
Aurora Innovation, Inc. , Class A
(a) (b)
........ 3,137,143 19,764,001
Autodesk, Inc.
(a)
..................... 663,958 196,246,066
AvePoint, Inc. , Class A
(a) (b)
.............. 317,817 5,247,159
Bentley Systems, Inc. , Class B ........... 476,835 22,268,194
BILL Holdings, Inc.
(a)
.................. 294,531 24,949,721
Blackbaud, Inc.
(a)
.................... 120,791 8,928,871
BlackBerry Ltd.
(a) (b)
................... 1,820,460 6,881,339
BlackLine, Inc.
(a) (b)
................... 159,826 9,711,028
Box, Inc. , Class A
(a) (b)
................. 441,409 13,948,524
Braze, Inc. , Class A
(a)
................. 198,120 8,297,266
C3.ai, Inc. , Class A
(a) (b)
................ 346,448 11,928,205
Cadence Design Systems, Inc.
(a)
......... 846,998 254,489,019
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 1,291,536 15,149,717
Cipher Mining, Inc.
(a) (b)
................. 685,974 3,182,919
Cleanspark, Inc.
(a) (b)
.................. 787,673 7,254,468
Clear Secure, Inc. , Class A ............. 289,718 7,718,087
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 607,283 16,712,428
Commvault Systems, Inc.
(a)
............. 135,335 20,423,405
Confluent, Inc. , Class A
(a)
.............. 798,575 22,328,157
Crowdstrike Holdings, Inc. , Class A
(a)
....... 718,705 245,912,103
Datadog, Inc. , Class A
(a)
............... 967,269 138,213,067
Descartes Systems Group, Inc. (The)
(a)
..... 264,205 30,013,688
DocuSign, Inc.
(a)
.................... 626,817 56,375,921
Dolby Laboratories, Inc. , Class A ......... 183,903 14,362,824
DoubleVerify Holdings, Inc.
(a)
............ 432,679 8,311,764
Dropbox, Inc. , Class A
(a)
............... 689,115 20,701,015
Dynatrace, Inc.
(a)
.................... 921,753 50,097,276
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 646,693 1,720,203
Elastic NV
(a)
....................... 265,972 26,352,506
Fair Isaac Corp.
(a)
.................... 75,216 149,749,791
Five9, Inc.
(a) (b)
...................... 231,752 9,418,401
Fortinet, Inc.
(a)
...................... 1,964,588 185,614,274
Freshworks, Inc. , Class A
(a)
............. 581,564 9,403,890
Gen Digital, Inc. ..................... 1,674,623 45,851,178
Gitlab, Inc. , Class A
(a)
................. 367,551 20,711,499
Guidewire Software, Inc.
(a)
.............. 257,902 43,477,119
HashiCorp, Inc. , Class A
(a)
.............. 483,635 16,545,153
HubSpot, Inc.
(a)
..................... 159,410 111,072,106
Security
Shares
Shares Value
Software (continued)
Hut 8 Corp.
(a)
....................... 253,809 $ 5,200,546
Informatica, Inc. , Class A
(a)
............. 257,681 6,681,668
Intapp, Inc.
(a)
....................... 159,779 10,240,236
InterDigital, Inc. ..................... 78,103 15,130,113
Intuit, Inc. ......................... 844,584 530,821,044
Jamf Holding Corp.
(a)
................. 193,974 2,725,335
Klaviyo, Inc. , Class A
(a)
................ 242,831 10,014,350
Lightspeed Commerce, Inc.
(a) (b)
........... 421,345 6,417,084
LiveRamp Holdings, Inc.
(a)
.............. 201,134 6,108,440
Manhattan Associates, Inc.
(a)
............ 188,636 50,976,993
MARA Holdings, Inc.
(a) (b)
............... 996,532 16,711,842
Matterport, Inc. , Class A
(a)
.............. 885,629 4,197,881
Meridianlink, Inc.
(a)
................... 81,452 1,681,984
Microsoft Corp. ..................... 1,877,748 791,470,782
MicroStrategy, Inc. , Class A
(a) (b)
........... 590,348 170,976,588
N-able, Inc.
(a)
....................... 217,530 2,031,730
nCino, Inc.
(a) (b)
...................... 284,910 9,567,278
NCR Voyix Corp.
(a) (b)
.................. 449,828 6,225,620
NextNav, Inc.
(a)
..................... 202,530 3,151,367
Nutanix, Inc. , Class A
(a)
................ 769,205 47,059,962
Open Text Corp. .................... 822,875 23,303,820
Oracle Corp. ....................... 4,815,034 802,377,266
PagerDuty, Inc.
(a)
.................... 286,791 5,236,804
Palantir Technologies, Inc. , Class A
(a)
...... 5,868,874 443,862,941
Palo Alto Networks, Inc.
(a) (b)
............. 2,021,205 367,778,462
Pegasystems, Inc. ................... 137,415 12,807,078
Procore Technologies, Inc.
(a)
............ 331,112 24,810,222
Progress Software Corp. ............... 132,227 8,614,589
PROS Holdings, Inc.
(a)
................ 134,128 2,945,451
PTC, Inc.
(a)
........................ 371,011 68,217,793
Q2 Holdings, Inc.
(a) (b)
.................. 187,025 18,824,066
Qualys, Inc.
(a)
...................... 112,742 15,808,683
QXO, Inc. ......................... 757,056 12,037,190
Rapid7, Inc.
(a)
...................... 194,774 7,835,758
RingCentral, Inc. , Class A
(a)
............. 248,119 8,686,646
Riot Platforms, Inc.
(a) (b)
................ 894,316 9,130,966
Roper Technologies, Inc. ............... 331,149 172,147,808
Rubrik, Inc. , Class A
(a)
................. 212,979 13,920,307
Salesforce, Inc. ..................... 2,357,811 788,286,952
Samsara, Inc. , Class A
(a)
............... 651,208 28,451,278
SEMrush Holdings, Inc. , Class A
(a)
........ 102,885 1,222,274
SentinelOne, Inc. , Class A
(a)
............. 901,120 20,004,864
ServiceNow, Inc.
(a) (b)
.................. 632,981 671,035,818
Smartsheet, Inc. , Class A
(a)
............. 430,984 24,148,033
SolarWinds Corp. ................... 168,234 2,397,334
SoundHound AI, Inc. , Class A
(a) (b)
......... 1,042,972 20,692,564
Sprinklr, Inc. , Class A
(a) (b)
............... 341,897 2,889,030
Sprout Social, Inc. , Class A
(a) (b)
........... 156,872 4,817,539
SPS Commerce, Inc.
(a)
................ 116,249 21,388,653
Synopsys, Inc.
(a)
.................... 474,397 230,253,328
Tenable Holdings, Inc.
(a)
............... 370,228 14,579,579
Teradata Corp.
(a)
.................... 294,900 9,186,135
Terawulf, Inc.
(a)
..................... 951,391 5,384,873
Tyler Technologies, Inc.
(a)
.............. 132,176 76,217,969
UiPath, Inc. , Class A
(a) (b)
............... 1,311,059 16,663,560
Unity Software, Inc.
(a) (b)
................ 910,476 20,458,396
Varonis Systems, Inc.
(a)
................ 346,625 15,400,549
Verint Systems, Inc.
(a) (b)
................ 191,073 5,244,954
Vertex, Inc. , Class A
(a)
................. 160,625 8,569,344
Workday, Inc. , Class A
(a) (b)
.............. 657,763 169,722,587
Workiva, Inc. , Class A
(a)
................ 159,667 17,483,536
Zeta Global Holdings Corp. , Class A
(a)
...... 655,059 11,784,511
Zoom Communications, Inc. , Class A
(a)
..... 809,517 66,064,682
Zscaler, Inc.
(a)
...................... 291,971 52,674,488

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Expanded Tech-Software Sector ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Zuora, Inc. , Class A
(a)
................. 447,091 $ 4,435,143
9,032,981,125
Total Long-Term Investments — 99 .7%
(Cost: $ 9,793,703,091 ) ............................ 9,281,272,934
Short-Term Securities
Money Market Funds — 5.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 461,810,317 462,041,222
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 10,551,667 10,551,667
Total Short-Term Securities — 5 .1%
(Cost: $ 472,449,447 ) .............................. 472,592,889
Total Investments — 104 .8%
(Cost: $ 10,266,152,538 ) ............................ 9,753,865,823
Liabilities in Excess of Other Assets — (4.8) % ............. (445,826,498)
Net Assets — 100.0% ...............................
$ 9,308,039,325
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 473,321,351 $ — $ (11,179,936)
(a)
$ (46,725) $ (53,468) $ 462,041,222 461,810,317 $ 646,798
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,057,865 1,493,802
(a)
— — — 10,551,667 10,551,667 275,243 —
$ (46,725) $ (53,468) $ 472,592,889 $ 922,041 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Expanded Tech-Software Sector ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 84 03/21/25 $ 19,871 $ (121,081)
Russell 2000 E-Mini Index .................................................... 63 03/21/25 7,087 (3,470)
$ (124,551)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,281,272,934 $ — $ — $ 9,281,272,934
Short-Term Securities
Money Market Funds ...................................... 472,592,889 — — 472,592,889
$ 9,753,865,823 $ — $ — $ 9,753,865,823
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (124,551) $ — $ — $ (124,551)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares